Prepayments And Other Current Assets - Summary Of Prepayments And Other Current Assets (Detail) ¥ in Thousands, $ in Thousands		Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Government grants receivable	[1]	¥ 735,449		¥ 1,279,838
Funds receivable from third party payment channels		127,538		129,224
Advances to suppliers		110,968		291,413
Interest receivable	[2]	651,384		158,197
VAT recoverable and prepaid income taxes		391,998		127,097
Others		110,257		68,423
Less: allowance for expected credit losses		(4,692)		(4,412)
Total		¥ 2,122,902	$ 290,836	¥ 2,049,780

[1]	Government grants receivable represents the government grants from local governments to incentivize the freight brokerage service.
[2]	Interest receivable is the accrued and unpaid interests of the Group’s time deposits included in short-term investments.